Prepayment for Construction of Properties (Details) - 12 months ended Dec. 31, 2018 ¥ in Millions	USD ($)	CNY (¥)
Prepayment Disclosure [Abstract]
PrepaymentToSubContractors	$ 3,661,800	¥ 25.5